Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at the beginning of the year	$ 11,002	$ 6,175
Additional obligations	34,414	4,518	37
Assumed through acquisition	29,450	0
Accretion expense	2,048	309
Currency translation adjustment	(803)	0
Balance at the end of the year	$ 76,111	$ 11,002	$ 6,175